Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Hippo Enterprises Inc And Subsidiaries [Member]
Intangible Assets Disclosure [Line Items]
Amortization expense related to intangible assets	$ 2.7	$ 1.8	$ 3.6	$ 1.9